Receivables (Tables)	12 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Schedule Of Receivables Allowance

	Beginning	Charged to		Other	Ending
(in millions)	Balance	Profit & Loss	Deductions	Adjustments	Balance
September 30, 2018	$39.2	$7.5	$(8.7)	$0.6	$38.6
September 30, 2017	$38.9	$4.0	$(5.0)	$1.3	$39.2
September 30, 2016	$35.9	$12.0	$(7.6)	$(1.4)	$38.9